Income Tax Provision (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Net deferred tax assets - Non-current:
Expected income tax benefit from NOL carry-forwards	$ 14,839	$ 23,412
Less: Valuation allowance	(14,839)	(23,412)
Deferred tax assets, net of valuation allowance